CASH AND BORROWINGS - Year end financial liabilities by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 305	$ 6
Corporate bond	1,878	1,805
Trade and other payables	1,016	1,029
Private placement notes	1,143	1,313
Acquisition consideration	37	96
Current swaps/forward foreign exchange contracts - outflow	2,913	2,598
Current swaps/forward foreign exchange contracts - inflow	(2,912)	(2,601)
Total	4,380	4,246
In one year
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	305	6
Corporate bond	53	37
Trade and other payables	1,016	1,029
Private placement notes	434	143
Acquisition consideration	11	26
Current swaps/forward foreign exchange contracts - outflow	2,913	2,598
Current swaps/forward foreign exchange contracts - inflow	(2,912)	(2,601)
Total	1,820	1,238
Between one and two years
Disclosure of detailed information about borrowings [line items]
Corporate bond	53	37
Private placement notes	19	461
Acquisition consideration	9	31
Total	81	529
Between two and five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	158	111
Private placement notes	317	265
Acquisition consideration	2	39
Total	477	415
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	1,614	1,620
Private placement notes	373	444
Acquisition consideration	15
Total	$ 2,002	$ 2,064